American Fidelity Assurance Company and American Fidelity Separate Account A (File no. 811-01764) hereby incorporate by reference the annual reports for the underlying funds named below for filing with the Securities and Exchange Commission, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the "Act").

Filer/Entity:	American Fidelity Dual Strategy Fund, Inc.®
File #:	811-08873
CIK #	0001061130
Accession #:	0000909334-07-000057
Date of Filing:	3/06/2007

These annual reports are for the period ended December 31, 2006 and have been transmitted to contract holders in accordance with Rule 30e-2 under the Act.

Any questions regarding this filing may be directed to Patricia H. Rigler at (405) 523-5483.